Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 56.2%
Information Technology - 12.5%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	1,880	$488,086
Ciena Corp. (a)	8,955	368,319
Cisco Systems, Inc.	228,575	12,509,910
F5 Networks, Inc. (a)	34,975	5,093,409
Finisar Corp. (a)	8,706	199,106
NetScout Systems, Inc. (a)	16,430	417,158

		19,075,988

Electronic Equipment, Instruments & Components - 0.4%
Avnet, Inc.	12,400	561,348
CDW Corp./DE	56,104	6,227,544
IPG Photonics Corp. (a)	2,510	387,168
Littelfuse, Inc.	2,940	520,115
Novanta, Inc. (a)	6,420	605,406
TTM Technologies, Inc. (a)	20,757	211,721

		8,513,302

IT Services - 2.6%
Amdocs Ltd.	7,090	440,218
Automatic Data Processing, Inc.	53,754	8,887,149
Booz Allen Hamilton Holding Corp.	3,742	247,758
Fidelity National Information Services, Inc.	70,535	8,653,234
Genpact Ltd.	11,346	432,169
Jack Henry & Associates, Inc.	4,072	545,322
PayPal Holdings, Inc. (a)	81,658	9,346,575
Twilio, Inc.-Class A (a)	4,730	644,936
Visa, Inc.-Class A	139,810	24,264,025

		53,461,386

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	24,139	733,102
Broadcom, Inc.	32,643	9,396,614
Cree, Inc. (a)	5,490	308,428
Cypress Semiconductor Corp.	23,320	518,637
Kulicke & Soffa Industries, Inc.	12,522	282,371
MaxLinear, Inc.-Class A (a)	15,613	365,969
Semtech Corp. (a)	6,400	307,520
Texas Instruments, Inc.	114,507	13,140,823
Universal Display Corp.	3,352	630,377
Xilinx, Inc.	94,410	11,132,827

		36,816,668

Software - 5.0%
Adobe, Inc. (a)	19,499	5,745,380
Anaplan, Inc. (a)	7,572	382,159
ANSYS, Inc. (a)	3,680	753,738
Aspen Technology, Inc. (a)	7,467	927,999
Avalara, Inc. (a)	8,920	644,024
Check Point Software Technologies Ltd. (a)	73,685	8,518,723
Citrix Systems, Inc.-Class C	47,902	4,701,102

Company	Shares	U.S. $ Value
CommVault Systems, Inc. (a)	7,397	$367,039
Guidewire Software, Inc. (a)	5,112	518,255
HubSpot, Inc. (a)	3,880	661,618
Microsoft Corp.	366,779	49,133,715
New Relic, Inc. (a)	6,988	604,532
Nuance Communications, Inc. (a)	33,402	533,430
Oracle Corp.	302,895	17,255,928
Smartsheet, Inc.-Class A (a)	8,775	424,710
Splunk, Inc. (a)	4,168	524,126
Tableau Software, Inc.-Class A (a)	4,290	712,226
Trade Desk, Inc. (The)-Class A (a)	2,526	575,372
Verint Systems, Inc. (a)	7,512	403,995
VMware, Inc.-Class A	41,938	7,012,453
Zendesk, Inc. (a)	9,117	811,686
Zoom Video Communications, Inc.-Class A (a)	946	83,995

		101,296,205

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	170,698	33,784,548
NCR Corp. (a)	18,884	587,292

		34,371,840

		253,535,389

Financials - 8.3%
Banks - 3.8%
Associated Banc-Corp.	19,640	415,189
Bank of America Corp.	703,170	20,391,930
Cadence BanCorp	21,869	454,875
Citigroup, Inc.	195,223	13,671,467
Comerica, Inc.	6,480	470,707
JPMorgan Chase & Co.	186,821	20,886,588
Sterling Bancorp./DE	25,150	535,192
SVB Financial Group (a)	1,937	435,031
Synovus Financial Corp.	14,110	493,850
Texas Capital Bancshares, Inc. (a)	7,767	476,661
Umpqua Holdings Corp.	31,038	514,920
Webster Financial Corp.	9,471	452,430
Wells Fargo & Co.	364,747	17,259,828
Wintrust Financial Corp.	6,950	508,462
Zions Bancorp NA	14,001	643,766

		77,610,896

Capital Markets - 0.6%
Ares Management Corp.-Class A	19,475	509,661
Goldman Sachs Group, Inc. (The)	59,309	12,134,621
Stifel Financial Corp.	9,541	563,492

		13,207,774

Consumer Finance - 0.5%
OneMain Holdings, Inc.	10,567	357,270
Synchrony Financial	296,262	10,271,404

		10,628,674

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.-Class B (a)	100,536	$21,431,259

Insurance - 2.2%
American Financial Group, Inc./OH	5,072	519,728
Everest Re Group Ltd.	49,486	12,231,950
Fidelity National Financial, Inc.	373,960	15,070,588
First American Financial Corp.	8,742	469,445
Hanover Insurance Group, Inc. (The)	2,550	327,165
Kemper Corp.	3,067	264,651
Old Republic International Corp.	17,521	392,120
Progressive Corp. (The)	172,144	13,759,470
Reinsurance Group of America, Inc.-Class A	4,940	770,788
Selective Insurance Group, Inc.	5,084	380,741

		44,186,646

Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	16,560	558,734
Essent Group Ltd. (a)	10,156	477,231

		1,035,965

		168,101,214

Health Care - 7.6%
Biotechnology - 1.5%
Aimmune Therapeutics, Inc. (a)	8,990	187,172
Allogene Therapeutics, Inc. (a)	6,552	175,921
Arena Pharmaceuticals, Inc. (a)	4,010	235,106
Array BioPharma, Inc. (a)	4,256	197,180
Ascendis Pharma A/S (Sponsored ADR) (a)	2,335	268,875
BeiGene Ltd. (Sponsored ADR) (a)	1,714	212,450
Biogen, Inc. (a)	30,717	7,183,785
Biohaven Pharmaceutical Holding Co., Ltd. (a)	5,501	240,889
Blueprint Medicines Corp. (a)	4,023	379,490
Exact Sciences Corp. (a)	8,066	952,111
Gilead Sciences, Inc.	169,891	11,477,836
Gossamer Bio, Inc. (a)	7,497	166,283
Incyte Corp. (a)	4,940	419,702
Invitae Corp. (a)	21,746	511,031
Madrigal Pharmaceuticals, Inc. (a)	1,340	140,445
Neurocrine Biosciences, Inc. (a)	6,090	514,179
Rubius Therapeutics, Inc. (a)	11,114	174,823
Sage Therapeutics, Inc. (a)	2,318	424,403
Sarepta Therapeutics, Inc. (a)	2,670	405,707
Ultragenyx Pharmaceutical, Inc. (a)	4,303	273,241
Vertex Pharmaceuticals, Inc. (a)	35,812	6,567,205

		31,107,834

Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp. (a)	43,385	8,014,945
Insulet Corp. (a)	6,360	759,257
Penumbra, Inc. (a)	4,676	748,160

		9,522,362

Company	Shares	U.S. $ Value
Health Care Providers & Services - 1.8%
Amedisys, Inc. (a)	5,480	$665,327
Anthem, Inc.	44,899	12,670,947
Guardant Health, Inc. (a)	5,579	481,635
Molina Healthcare, Inc. (a)	3,205	458,763
UnitedHealth Group, Inc.	86,213	21,036,834
WellCare Health Plans, Inc. (a)	856	244,020

		35,557,526

Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	11,920	791,607

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	7,969	1,226,987

Pharmaceuticals - 3.7%
Eli Lilly & Co.	80,099	8,874,168
GW Pharmaceuticals PLC (Sponsored ADR) (a)	1,299	223,935
Johnson & Johnson	70,341	9,797,095
Merck & Co., Inc.	179,764	15,073,211
Novo Nordisk A/S (Sponsored ADR)	124,425	6,350,652
Pfizer, Inc.	408,309	17,687,946
Revance Therapeutics, Inc. (a)	8,826	114,473
Roche Holding AG (Sponsored ADR)	216,754	7,608,065
Zoetis, Inc.	81,955	9,301,073

		75,030,618

		153,236,934

Communication Services - 6.9%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	254,649	14,548,098

Entertainment - 1.1%
Electronic Arts, Inc. (a)	53,797	5,447,484
Walt Disney Co. (The)	114,653	16,010,145

		21,457,629

Interactive Media & Services - 3.4%
Alphabet, Inc.-Class C (a)	36,071	38,989,504
Facebook, Inc.-Class A (a)	158,654	30,620,222
Pinterest, Inc.-Class A (a)	9,512	258,917

		69,868,643

Media - 1.5%
Comcast Corp.-Class A	514,222	21,741,306
Criteo SA (Sponsored ADR) (a)	17,346	298,525
Discovery, Inc.-Class A (a)	272,656	8,370,539
Scholastic Corp.	3,812	126,711

		30,537,081

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	51,765	3,837,857

		140,249,308

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.5%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	4,933	$226,030
Dana, Inc.	16,159	322,211
Lear Corp.	2,665	371,155
Magna International, Inc.-Class A (United States)	174,532	8,674,240

		9,593,636

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	6,029	909,595
Chegg, Inc. (a)	19,867	766,667
Grand Canyon Education, Inc. (a)	7,092	829,906
Houghton Mifflin Harcourt Co. (a)	31,112	179,205
Sotheby’s (a)	10,844	630,362

		3,315,735

Hotels, Restaurants & Leisure - 0.6%
Bloomin’ Brands, Inc.	17,128	323,890
Chipotle Mexican Grill, Inc.-Class A (a)	800	586,304
Hilton Grand Vacations, Inc. (a)	15,190	483,346
Planet Fitness, Inc. (a)	11,130	806,257
Starbucks Corp.	109,144	9,149,542

		11,349,339

Household Durables - 0.0%
Lennar Corp.-Class A	9,767	473,309
Taylor Morrison Home Corp.-Class A (a)	24,676	517,209

		990,518

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (a)	6,019	11,283,879
Etsy, Inc. (a)	10,694	656,291
GrubHub, Inc. (a)	8,150	635,619
Wayfair, Inc.-Class A (a)	4,490	655,540

		13,231,329

Leisure Products - 0.0%
Callaway Golf Co.	14,281	245,062

Multiline Retail - 0.6%
Dollar General Corp.	92,138	12,453,372
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,899	688,082

		13,141,454

Specialty Retail - 3.3%
AutoZone, Inc.(a)	11,782	12,953,955
Burlington Stores, Inc. (a)	5,100	867,765
Five Below, Inc. (a)	6,218	746,284
Home Depot, Inc. (The)	94,474	19,647,758
Michaels Cos., Inc. (The) (a)	23,690	206,103
National Vision Holdings, Inc. (a)	19,303	593,181

Company	Shares	U.S. $ Value
Ross Stores, Inc.	117,349	$11,631,633
Signet Jewelers Ltd.	9,395	167,983
TJX Cos., Inc. (The)	280,623	14,839,344
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,567	5,746,927

		67,400,933

Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	8,556	296,722
NIKE, Inc.-Class B	147,967	12,421,830
Skechers U.S.A., Inc.-Class A (a)	13,150	414,093

		13,132,645

		132,400,651

Consumer Staples - 3.9%
Beverages - 0.7%
Cott Corp.	36,151	482,616
PepsiCo, Inc.	111,065	14,563,954

		15,046,570

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	45,079	11,912,577
Grocery Outlet Holding Corp. (a)	8,346	274,416
US Foods Holding Corp. (a)	311,438	11,137,023
Walmart, Inc.	144,825	16,001,714

		39,325,730

Food Products - 0.1%
Ingredion, Inc.	2,895	238,809
Nomad Foods Ltd. (a)	30,176	644,559

		883,368

Household Products - 0.8%
Procter & Gamble Co. (The)	143,848	15,772,933

Tobacco - 0.4%
Altria Group, Inc.	184,303	8,726,747

		79,755,348

Industrials - 3.5%
Aerospace & Defense - 1.0%
AAR Corp.	9,599	353,147
Axon Enterprise, Inc. (a)	7,946	510,213
Boeing Co. (The)	29,154	10,612,348
Hexcel Corp.	10,051	812,925
Raytheon Co.	50,181	8,725,472

		21,014,105

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	3,864	172,489
Expeditors International of Washington, Inc.	5,068	384,458

		556,947

Company	Shares	U.S. $ Value
Airlines - 0.6%
Alaska Air Group, Inc.	10,149	$648,623
Delta Air Lines, Inc.	193,515	10,981,976
Hawaiian Holdings, Inc.	13,831	379,384
SkyWest, Inc.	9,307	564,656

		12,574,639

Building Products - 0.1%
Armstrong World Industries, Inc.	7,990	776,628
Lennox International, Inc.	2,530	695,750
Masonite International Corp. (a)	3,676	193,652

		1,666,030

Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	7,700	575,498
Steelcase, Inc.-Class A	15,685	268,213

		843,711

Construction & Engineering - 0.1%
Granite Construction, Inc.	5,417	260,991
Jacobs Engineering Group, Inc.	7,770	655,710
Quanta Services, Inc.	12,652	483,180
Tutor Perini Corp. (a)	17,250	239,258

		1,639,139

Electrical Equipment - 0.1%
AMETEK, Inc.	7,106	645,509
EnerSys	6,723	460,525
Regal Beloit Corp.	5,521	451,121

		1,557,155

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	5,074	712,440
Honeywell International, Inc.	82,830	14,461,290

		15,173,730

Machinery - 0.1%
Gardner Denver Holdings, Inc. (a)	14,520	502,392
IDEX Corp.	4,788	824,206
Kennametal, Inc.	8,414	311,234
Nordson Corp.	4,980	703,724
Terex Corp.	10,950	343,830

		2,685,386

Professional Services - 0.0%
CoStar Group, Inc. (a)	1,210	670,413

Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc.	12,367	406,132
Norfolk Southern Corp.	50,482	10,062,577

		10,468,709

Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	11,413	241,956
MRC Global, Inc. (a)	18,360	314,323
SiteOne Landscape Supply, Inc. (a)	5,844	404,989

Company	Shares	U.S. $ Value
United Rentals, Inc. (a)	2,940	$389,932

		1,351,200

		70,201,164

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Campus Communities, Inc.	11,875	548,150
Camden Property Trust	6,558	684,590
CubeSmart	312,698	10,456,621
Empire State Realty Trust, Inc.-Class A	32,765	485,250
MGM Growth Properties LLC-Class A	15,730	482,124
Mid-America Apartment Communities, Inc.	164,538	19,375,995
Park Hotels & Resorts, Inc.	16,508	454,960
Regency Centers Corp.	231,868	15,474,870
STAG Industrial, Inc.	19,670	594,821
Sun Communities, Inc.	4,919	630,567

		49,187,948

Industrial REITs - 0.0%
Americold Realty Trust	7,480	242,502

Office REITs - 0.0%
Cousins Properties, Inc.	9,300	336,381
Easterly Government Properties, Inc.	6,300	114,093

		450,474

Real Estate Management & Development - 0.5%
CBRE Group, Inc.-Class A (a)	186,904	9,588,175

		59,469,099

Energy - 1.9%
Energy Equipment & Services - 0.1%
Cactus, Inc.-Class A (a)	9,361	310,036
Dril-Quip, Inc. (a)	7,088	340,224
Oceaneering International, Inc. (a)	8,370	170,664
Oil States International, Inc. (a)	15,570	284,931
Patterson-UTI Energy, Inc.	25,855	297,591
RPC, Inc.	24,160	174,194

		1,577,640

Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	115,056	14,317,569
Cimarex Energy Co.	2,957	175,439
EOG Resources, Inc.	81,497	7,592,260
Matador Resources Co. (a)	13,230	263,012
Oasis Petroleum, Inc. (a)	42,850	243,388
QEP Resources, Inc. (a)	43,739	316,233
Royal Dutch Shell PLC (Sponsored ADR)	221,331	14,550,300
SM Energy Co.	18,640	233,373

		37,691,574

		39,269,214

Company	Shares	U.S. $ Value
Utilities - 1.5%
Electric Utilities - 0.9%
Alliant Energy Corp.	12,913	$633,770
American Electric Power Co., Inc.	176,278	15,514,227
PNM Resources, Inc.	8,006	407,585
Portland General Electric Co.	8,588	465,212

		17,020,794

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	5,050	452,581

Multi-Utilities - 0.6%
Black Hills Corp.	4,865	380,297
NiSource, Inc.	410,342	11,817,850

		12,198,147

		29,671,522

Materials - 0.7%
Chemicals - 0.4%
FMC Corp.	6,600	547,470
Orion Engineered Carbons SA	14,437	309,096
Trinseo SA	8,090	342,531
Westlake Chemical Corp.	85,211	5,918,756

		7,117,853

Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	97,887	5,147,877
Graphic Packaging Holding Co.	33,953	474,663
Sealed Air Corp.	8,214	351,395

		5,973,935

Metals & Mining - 0.0%
Alcoa Corp. (a)	13,494	315,894
Carpenter Technology Corp.	5,851	280,731

		596,625

		13,688,413

Total Common Stocks (cost $836,626,147)		1,139,578,256

INVESTMENT COMPANIES - 40.4%
Funds and Investment Trusts - 40.4% (b)
AB All Market Real Return Portfolio-Class Z (c)	15,888,938	135,532,640
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z (c)	8,510,716	90,639,124
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z (c)	26,050,328	305,570,348
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z (c)	4,084,688	45,258,339
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z (c)	1,480,202	40,202,275
Sanford C. Bernstein Fund, Inc.-International Portfolio-Class Z (c)	10,675,857	170,600,191
SPDR S&P 500 ETF Trust	106,123	31,094,039

Total Investment Companies (cost $773,344,884)		818,896,956

Company	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.2%
Options on Indices - 0.2%
S&P 500 Index
Expiration: Sep 2019; Contracts: 302,000; Exercise Price: USD 3,100.00; Counterparty: JPMorgan Chase Bank, NA (a) (premium paids $5,514,520)	USD	936,200,000	$4,048,231

	Shares
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (b)(c)(d) (cost $57,972,872)		57,972,872	57,972,872

	Principal Amount (000)
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill
Zero Coupon, 7/05/19 (e)		$4,000	3,999,138
Zero Coupon, 9/26/19		4,000	3,979,942

Total U.S. Treasury Bills (cost $7,978,595)			7,979,080

Total Short-Term Investments (cost $65,951,467)			65,951,952

Total Investments - 100.1% (cost $1,681,437,018) (f)			2,028,475,395
Other assets less liabilities - (0.1)%			(2,174,163)

Net Assets - 100.0%			$2,026,301,232

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	161	September 2019	$16,236,781	$134,027
10 Yr Japan Bond (OSE) Futures	24	September 2019	34,247,554	80,696
Euro STOXX 50 Index Futures	2,600	September 2019	102,470,919	2,170,439
FTSE 100 Index Futures	91	September 2019	8,516,013	(5,102)
Long Gilt Futures	233	September 2019	38,555,534	232,950
U.S. T-Note 2 Yr (CBT) Futures	449	September 2019	96,615,680	788,752
U.S. T-Note 10 Yr (CBT) Futures	1,107	September 2019	141,661,406	1,968,720
U.S. Ultra Bond (CBT) Futures	274	September 2019	48,652,125	1,186,488

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	143	September 2019	$15,607,644	$(38,558)
Hang Seng Index Futures	27	July 2019	4,926,168	(15,224)
MSCI Emerging Markets Futures	490	September 2019	25,808,300	(961,351)
Russell 2000 E-Mini Futures	140	September 2019	10,969,700	(194,113)
S&P 500 E-Mini Futures	3,909	September 2019	575,443,890	(6,177,730)
S&P Mid 400 E-Mini Futures	35	September 2019	6,825,000	(118,976)
S&P TSX 60 Index Futures	365	September 2019	54,501,241	(501,645)
SPI 200 Futures	42	September 2019	4,834,983	(42,831)
TOPIX Index Futures	527	September 2019	75,812,920	(152,506)

				$(1,645,964)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	17,079	USD	12,685	8/15/19	$(368,986)
Bank of America, NA	GBP	32,427	USD	41,830	8/15/19	563,215
Bank of America, NA	USD	1,826	EUR	1,615	8/15/19	16,622
Bank of America, NA	USD	40,247	GBP	31,667	8/15/19	52,289
Barclays Bank PLC	USD	2,157	JPY	234,751	8/15/19	27,358
BNP Paribas SA	USD	109,287	AUD	156,683	8/15/19	871,004
BNP Paribas SA	USD	20,097	CHF	20,102	8/15/19	578,734
Citibank, NA	AUD	29,560	USD	21,076	8/15/19	294,070
Citibank, NA	EUR	54,763	USD	61,563	8/15/19	(928,639)
Citibank, NA	JPY	9,111,663	USD	83,438	8/15/19	(1,352,186)
Citibank, NA	USD	8,571	EUR	7,530	8/15/19	21,679
Citibank, NA	USD	26,913	GBP	21,155	8/15/19	8,780
Credit Suisse International	AUD	34,737	USD	24,813	8/15/19	390,251
Credit Suisse International	GBP	19,105	USD	24,979	8/15/19	665,290
Credit Suisse International	NOK	232,618	USD	26,789	8/15/19	(517,087)
Credit Suisse International	USD	20,221	AUD	28,292	8/15/19	(329,423)
Credit Suisse International	USD	27,101	CAD	36,248	8/15/19	603,672
Goldman Sachs Bank USA	EUR	32,030	USD	35,970	8/15/19	(580,272)
HSBC Bank USA	USD	2,392	CAD	3,178	8/15/19	36,543
JPMorgan Chase Bank, NA	AUD	39,837	USD	27,905	8/15/19	(103,165)
JPMorgan Chase Bank, NA	GBP	44,241	USD	56,217	8/15/19	(84,475)
JPMorgan Chase Bank, NA	JPY	3,861,671	USD	35,181	8/15/19	(754,302)
JPMorgan Chase Bank, NA	USD	42,780	CHF	42,805	8/15/19	1,246,595
JPMorgan Chase Bank, NA	USD	42,959	EUR	37,609	8/15/19	(42,386)
JPMorgan Chase Bank, NA	USD	28,448	GBP	21,693	8/15/19	(841,318)
JPMorgan Chase Bank, NA	USD	12,679	SEK	117,109	8/15/19	(26,932)
Natwest Markets PLC	JPY	1,349,596	USD	12,496	8/15/19	(62,641)
Natwest Markets PLC	USD	3,034	EUR	2,678	8/15/19	21,416
Natwest Markets PLC	USD	40,622	NOK	353,165	8/15/19	834,707
Natwest Markets PLC	USD	25,053	NZD	38,067	8/15/19	543,771
Natwest Markets PLC	USD	14,086	SEK	134,391	8/15/19	432,640
Standard Chartered Bank	USD	25,740	CAD	34,388	8/15/19	543,539
State Street Bank & Trust Co.	CHF	56,169	USD	56,038	8/15/19	(1,733,104)
State Street Bank & Trust Co.	USD	27,220	NZD	41,129	8/15/19	436,062
UBS AG	CHF	4,367	USD	4,414	8/15/19	(77,625)
UBS AG	EUR	1,654	USD	1,886	8/15/19	(1,177)
UBS AG	GBP	18,760	USD	24,672	8/15/19	797,015
UBS AG	NOK	17,733	USD	2,033	8/15/19	(48,257)
UBS AG	USD	11,507	AUD	16,685	8/15/19	223,401
UBS AG	USD	40,579	JPY	4,419,178	8/15/19	544,028

						$1,900,706

(a)	Non-income producing security.
(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $354,294,607 and gross unrealized depreciation of investments was $(7,001,488), resulting in net unrealized appreciation of $347,293,119.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,139,578,256		$	– 0	–	$	– 0	–	$1,139,578,256
Investment Companies	818,896,956			– 0	–		– 0	–	818,896,956
Options Purchased - Calls	– 0	–		4,048,231			– 0	–	4,048,231
Short-Term Investments:
Investment Companies	57,972,872			– 0	–		– 0	–	57,972,872
U.S. Treasury Bills	– 0	–		7,979,080			– 0	–	7,979,080

Total Investments in Securities	2,016,448,084			12,027,311			– 0	–	2,028,475,395
Other Financial Instruments (b):
Assets:
Futures	4,391,633			2,170,439			– 0	–	6,562,072
Forward Currency Exchange Contracts	– 0	–		9,752,681			– 0	–	9,752,681
Liabilities:
Futures	(7,992,373)			(215,663)			– 0	–	(8,208,036)
Forward Currency Exchange Contracts	– 0	–		(7,851,975)			– 0	–	(7,851,975)

Total	$2,012,847,344			$15,882,793		$	– 0	–	$2,028,730,137

(a)	See Schedule of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/19 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$391,778	$3,693	$241,518	$(5,110)	$(13,310)	$135,533	$	– 0	–	$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	96,171	7,590	– 0	–	– 0	–	(13,122)	90,639	– 0	–	5,869
Bernstein Fund, Inc. - International Strategic Equities Portfolio	315,933	8,612	– 0	–	– 0	–	(18,975)	305,570	– 0	–	3,291
Bernstein Fund, Inc. - Small Cap Core Portfolio	49,000	3,099	– 0	–	– 0	–	(6,841)	45,258	– 0	–	2,988
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	38,844	2,713	– 0	–	– 0	–	(1,355)	40,202	– 0	–	2,176
Sanford C. Bernstein Fund, Inc. - International Portfolio	176,840	8,466	– 0	–	– 0	–	(14,706)	170,600	– 0	–	5,307
Government Money Market Portfolio	26,859	669,345	638,231	– 0	–	– 0	–	57,973	1,975	– 0	–

Total	$1,095,425	$703,518	$879,749	$(5,110)	$ (68,309)	$845,775	$1,975	$19,631